Customer deposits and deposits from banks (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule of maturities of deposits

By Maturity
	Demand			Term
31 December 2016	Non-interest bearing	Interest bearing	Total demand deposits	Within 3 months	3 to 6 months	6 to 12 months	After 12 months	Total term deposits	Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,733,684	3,013,401	4,747,085	14,091	4,309	9,068	16,380	43,848	4,790,933
Term - $100k or more	N/A	N/A	—	1,013,159	37,550	60,952	44,507	1,156,168	1,156,168
Total Bermuda	1,733,684	3,013,401	4,747,085	1,027,250	41,859	70,020	60,887	1,200,016	5,947,101

Non-Bermuda
Demand or less than $100k	651,329	2,794,799	3,446,128	20,295	4,108	4,145	783	29,331	3,475,459
Term and $100k or more	N/A	N/A	—	440,674	119,519	17,590	9,510	587,293	587,293
Total non-Bermuda	651,329	2,794,799	3,446,128	460,969	123,627	21,735	10,293	616,624	4,062,752

Total customer deposits	2,385,013	5,808,200	8,193,213	1,488,219	165,486	91,755	71,180	1,816,640	10,009,853

Banks
Bermuda
Demand or less than $100k	340	—	340	4	—	—	—	4	344

Non-Bermuda
Demand or less than $100k	—	19,751	19,751	—	—	—	—	—	19,751
Term and $100k or more	N/A	N/A	—	3,601	100	—	—	3,701	3,701
Total non-Bermuda	—	19,751	19,751	3,601	100	—	—	3,701	23,452

Total bank deposits	340	19,751	20,091	3,605	100	—	—	3,705	23,796

Total deposits	2,385,353	5,827,951	8,213,304	1,491,824	165,586	91,755	71,180	1,820,345	10,033,649

	Demand			Term
31 December 2015	Non-interest bearing	Interest bearing	Total demand deposits	Within 3 months	3 to 6 months	6 to 12 months	After 12 months	Total term deposits	Total deposits

Customers
Bermuda
Demand or less than $100k¹	1,348,878	2,390,952	3,739,830	15,902	4,757	10,035	15,881	46,575	3,786,405
Term - $100k or more	N/A	N/A	—	329,433	37,925	64,943	53,002	485,303	485,303
Total Bermuda	1,348,878	2,390,952	3,739,830	345,335	42,682	74,978	68,883	531,878	4,271,708

Non-Bermuda
Demand or less than $100k	532,867	3,381,946	3,914,813	22,878	6,714	4,238	376	34,206	3,949,019
Term and $100k or more	N/A	N/A	—	616,442	246,989	74,030	9,480	946,941	946,941
Total non-Bermuda	532,867	3,381,946	3,914,813	639,320	253,703	78,268	9,856	981,147	4,895,960

Total customer deposits	1,881,745	5,772,898	7,654,643	984,655	296,385	153,246	78,739	1,513,025	9,167,668

Banks
Bermuda
Demand or less than $100k	403	—	403	—	—	—	—	—	403

Non-Bermuda
Demand or less than $100k	—	10,176	10,176	—	—	—	—	—	10,176
Term and $100k or more	N/A	N/A	—	3,899	—	—	—	3,899	3,899
Total non-Bermuda	—	10,176	10,176	3,899	—	—	—	3,899	14,075

Total bank deposits	403	10,176	10,579	3,899	—	—	—	3,899	14,478

Total deposits	1,882,148	5,783,074	7,665,222	988,554	296,385	153,246	78,739	1,516,924	9,182,146
¹ As at 31 December 2016, $150 million (31 December 2015: $175 million) of the Demand deposits - Interest bearing bear a special negligible interest rate. The weighted-average interest rate on interest-bearing demand deposits as at 31 December 2016 is 0.06% (31 December 2015: 0.10%).

Schedule of deposits by type and segment

By Type and Segment	31 December 2016			31 December 2015
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda
Customers	4,747,086	1,200,016	5,947,102	3,739,829	531,877	4,271,706
Banks	341	4	345	403	—	403
Cayman
Customers	2,606,305	417,750	3,024,055	2,596,642	416,489	3,013,131
Banks	19,615	3,701	23,316	9,365	3,899	13,264
Guernsey
Customers	781,119	185,457	966,576	996,343	248,866	1,245,209
Banks	—	—	—	669	—	669
The Bahamas
Customers	58,703	13,417	72,120	36,078	3,602	39,680
United Kingdom
Customers	—	—	—	285,751	312,191	597,942
Banks	135	—	135	142	—	142
Total Customers	8,193,213	1,816,640	10,009,853	7,654,643	1,513,025	9,167,668
Total Banks	20,091	3,705	23,796	10,579	3,899	14,478
Total deposits	8,213,304	1,820,345	10,033,649	7,665,222	1,516,924	9,182,146